Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 30, 2025	Aug. 04, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Events [Line Items]
Stock options have an exercise price			$ 2.28
Forecast [Member]
Subsequent Events [Line Items]
Lease term	5 years
Total lease commitment	$ 476
Subsequent Event [Member]
Subsequent Events [Line Items]
Stock options granted		110,000
Stock options have an exercise price		$ 21.04
Shares underlying percentage		25.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Stock options granted		55,000
Subsequent Event [Member] | Stock options vesting [Member]
Subsequent Events [Line Items]
Stock options vesting		25.00%